Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Segment results are reconciled to the statements of operations in the tables below:

	Year ended December 31, 2014
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$58,728	2,988	61,716
Interest and similar income, net	27,284	1,566	28,850
Change in fair value of assets and liabilities	66,815	—	66,815
Realized investment gains, net	73	4	77
Fee, commission, and other revenue	6,869	(5)	6,864

Total revenue	159,769	4,553	164,322

Benefits and expenses:
Net benefits	138,957	4,936	143,893
General and administrative expenses and commissions	38,886	903	39,789
Change in deferred acquisition costs, net	(15,088)	24	(15,064)

Total benefits and expenses	162,755	5,863	168,618

Pretax (loss)	$(2,986)	(1,310)	(4,296)

	Year ended December 31, 2013
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$47,281	3,452	50,733
Interest and similar income, net	28,590	1,074	29,664
Change in fair value of assets and liabilities	(78,973)	—	(78,973)
Realized investment gains, net	796	33	829
Fee, commission, and other revenue	5,904	—	5,904

Total revenue	3,598	4,559	8,157

Benefits and expenses:
Net benefits	(42,034)	3,931	(38,103)
General and administrative expenses and commissions	34,595	924	35,519
Change in deferred acquisition costs, net	(6,440)	277	(6,163)

Total benefits and expenses	(13,879)	5,132	(8,747)

Pretax income (loss)	$17,477	(573)	16,904

	Year ended December 31, 2012
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$36,997	3,195	40,192
Interest and similar income, net	29,905	945	30,850
Change in fair value of assets and liabilities	(14,676)	—	(14,676)
Realized investment gains, net	14,170	332	14,502
Fee, commission, and other revenue	4,698	—	4,698

Total revenue	71,094	4,472	75,566

Benefits and expenses:
Net benefits	20,914	2,656	23,570
General and administrative expenses and commissions	34,590	550	35,140
Change in deferred acquisition costs, net	4,657	(227)	4,430

Total benefits and expenses	60,161	2,979	63,140

Pretax income	$10,933	1,493	12,426